Summary of Financial Impact of Investment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 393,294		¥ 1,906,753	¥ 2,982,510	¥ 2,704,091
Short-term investments	65,519		160,345		450,477
Other current assets	65,925		255,680		453,269
Long-term investments	149,090		988,266		1,025,065
Total Assets	1,165,625		6,494,854		8,014,264
Other current liabilities	105,105		489,389		722,652
Total Liabilities	267,455		1,987,108		1,838,887
Investment income	7,070	¥ 48,616	67,343	48,537
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	66,332		394,672		456,063
Short-term investments	59,040				405,930
Other current assets	16,981		88,740		116,756
Long-term investments	60,899		192,920		418,710
Total Assets	403,575		1,799,780		2,774,768
Amounts due to the Group's subsidiaries	88,203		498,557		606,440
Other current liabilities	11,072		40,942		76,129
Total Liabilities	127,304		653,846		875,285
Operating cost and expenses	54,233	372,870	361,765	¥ 452,182
Consolidated Fund | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	4,687		11,641		32,223
Short-term investments	57,586				395,930
Other current assets	288				1,981
Long-term investments	15,917		49,029		109,439
Total Assets	78,478		60,670		539,573
Amounts due to the Group's subsidiaries			19,519
Other current liabilities	3,189				21,925
Total Liabilities	3,189		19,519		¥ 21,925
Operating cost and expenses	(28)	(194)	(863)
Investment income	$ 101	¥ 697	¥ 3,667